Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mason Capital Fund Trust
Entity Central Index Key	0001953487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fundamentals First ETF
Shareholder Report [Line Items]
Fund Name	Fundamentals First ETF
Class Name	Fundamentals First ETF
Trading Symbol	KNOW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 01, 2023, to June 30, 2024 (“Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
Additional Information Phone Number	617-228-5190
Additional Information Website	https://fundamentalsfirstfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$36*	1.00%**

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund has been public since late February 2024. Since the Fund does not take oversized positions in any stock and owns a diversified group of companies that have been public for many decades, such a short time period is not indicative of the Fund’s portfolio as a whole. Nonetheless, market conditions during the period were generally positive and a majority of companies within the portfolio provided positive returns.

Top Contributors
↑	Gulf Keystone Petroleum Ltd.; Agilysys, Inc.; Alphabet, Inc.; Taiwan Semiconductor Manufacturing Co. Ltd; Western Midstream Partners LP

Top Detractors
↓	DLH Holdings Corp.; Lincoln Electric Holdings, Inc.; Straumann Holding AG; Banco del Bajio SA; LKQ Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN

Since Inception (02/21/2024)
Fundamentals First ETF NAV	2.88%
Fundamentals First ETF Market	3.11%
S&P 500® Index	10.16%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundamentalsfirstfund.com for more recent performance information. Visit https://fundamentalsfirstfund.com for more recent performance information.
Net Assets	$ 2,554,555
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 7,439
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,554,555
Number of Holdings	103
Net Advisory Fee	$7,439
Portfolio Turnover	1%
30-Day SEC Yield	2.22%
Distribution Yield	2.10%

Holdings [Text Block]

Top 10 Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Alphabet, Inc.	1.8%
KLA Corp.	1.8%
Dollarama, Inc.	1.7%
Mettler-Toledo International, Inc.	1.6%
JPMorgan 100% US Treasury Securities Money Market Fund	1.6%
Schneider Electric SE	1.6%
Cie Generale des Etablissements Michelin SCA	1.5%
Enterprise Products Partners LP	1.5%
Cummins, Inc.	1.5%

Updated Prospectus Web Address	https://fundamentalsfirstfund.com